ALLIANCE MUNICIPAL INCOME FUND II


ANNUAL REPORT
SEPTEMBER 30, 1995



LETTER TO SHAREHOLDERS                        ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

November 2, 1995

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund II's fiscal year ended September 30, 1995. During the period, the Fund's nine Portfolios-Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia-have produced superior total returns and high current tax-free income. Portfolio highlights are listed below, and investment results and current yields for each Portfolio appear on page 3. Also provided, on pages 4 through 7, are charts that show the performance of $10,000 initial investments in Alliance Municipal Income Fund Portfolios based on purchases of Class A shares from the time of the Portfolio's inception date through the end of September.


HIGHLIGHTS OF INDIVIDUAL PORTFOLIOS

                   ISSUES RATED      WEIGHTED
                   A OR BETTER     AVG. MATURITY
                   ------------    -------------
  Arizona              95%            23 years
  Florida              75             27
  Massachusetts        91             22
  Michigan             81             24
  Minnesota            79             20
  New Jersey           81             28
  Ohio                 79             25
  Pennsylvania         78             25
  Virginia             95             25


MARKET OVERVIEW
The superb performance of long-term municipal bonds in the first half of this year continued through the end of October, producing the strongest investment results experienced in this market since 1988.

The recovery from 1994's fixed income markets began in January and continued throughout your Portfolios' fiscal year ended September 30, with prices and yields approaching levels last seen in late 1993. This rally in bond prices was due in part to continued signs of the United States' economy experiencing a 'soft landing' from its faster growth of 1994 while price inflation remained subdued. The Federal Reserve Board also moved to lower short-term interest rates for the first time since 1992, signaling an end to its aggressive policy of monetary tightening that began early in 1994. Another contributor to performance was favorable supply and demand conditions. Many state and local governments had lower borrowing needs than in previous years, while the rapid pace of redemptions through calls or maturities continued, reducing overall supply of municipal bonds during the year.

As we anticipated, the Orange County, California, bankruptcy protection filing has been an isolated event and the price dislocation that resulted from the surprise filing has disappeared. Long term, we believe the bankruptcy filing will serve to strengthen the municipal market. Specifically, financial disclosure to investors has increased and many state and local governments have enacted legislation to guard against future problems similar to those experienced by the County.

The prospect of federal income tax legislation changing the tax benefits associated with municipal securities has been the focus of the municipal market during the past six months. Market fears of a flat tax, or worse, have caused municipal bonds to trade near the high end of their historic range when compared to U.S. Treasurys. We believe that any change in federal tax rates is not likely until 1997 at the earliest, and that these changes will affect tax-exempt bond holders less than currently projected. Furthermore, a decrease in federal tax rates will most likely mean an increase in state tax rates as a result of cutbacks in revenue sharing by Washington, creating a shift in the tax burden but not lower combined tax rates.

INVESTMENT STRATEGY
As we discussed in our last letter, the market decline of 1994 provided a unique opportunity to restructure the Portfolios to potentially profit from longer-term economic and municipal market trends. Specifically, the Portfolios were repositioned to prepare for a gradual decline in both interest rates and the issuance of municipal securities. Bonds with unfavorable early redemption provisions were sold in favor of securities with more call protection and more total return (as opposed to just current income) potential than the bonds that were sold. Also, our practice of staying fully invested in higher yielding, long-term bonds has resulted in the Portfolios gaining maximum benefit from favorable market conditions


1



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

this year. More recently we have been investing in securities we consider undervalued while taking gains in bonds which have recently outperformed the market, such as those issued by the new Denver International Airport. In summary, the Portfolios' past performance combined with current market conditions have afforded us the opportunity to selectively purchase undervalued municipal bonds while gradually taking gains in bonds that have appreciated fully in price.

MARKET OUTLOOK
The issue of tax reform will certainly be debated throughout the 1996 presidential election year. This will likely create market uncertainty, but we believe that overall a hospitable environment for municipal bond investors will prevail and that any market volatility will give us an opportunity to add value to the Portfolios. Supply and demand technicals will provide some stability as a record number of bonds will be called or mature in 1996. Furthermore, we expect there is a strong possibility that legislation will be passed reducing the capital gains tax rate, thus stimulating longer-term investing. Should discussions on tax reform be resolved sooner rather than later, or if equity markets were to decline significantly, we would expect very strong inflows of new money into the municipal market. Notwithstanding the uncertainties of an election year, we believe that the Portfolios will continue to deliver outstanding relative investment results for shareholders in 1996.

We appreciate your investment in the Fund and look forward to reporting to you again early next year.

Sincerely,

John D. Carifa
Chairman and President

Susan P. Keenan
Senior Vice President


2



INVESTMENT RESULTS
AS OF SEPTEMBER 30, 1995                      ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                               AVERAGE ANNUAL TOTAL RETURNS           TAXABLE
                        -----------------------------------          EQUIVALENT
                               WITHOUT          WITH                   YIELD
                            SALES CHARGE     SALES CHARGE    30 DAY    IN 36%
                        ----------------  -----------------  ------ -----------
                           1       SINCE     1      SINCE     SEC  TAX BRACKET+
                          YEAR  INCEPTION*  YEAR  INCEPTION*  YIELD  (AT NAV)
                        ------- --------- ------- --------- ------- -----------
ARIZONA PORTFOLIO
Class A Shares          +11.56%   +8.29%   +6.86%   +4.84%    5.00%    8.64%
Class B Shares          +10.78%   +7.53%   +7.78%   +6.05%    4.52%    7.66%
Class C Shares          +10.89%   +7.60%  +10.89%   +7.60%    4.50%    7.64%

FLORIDA PORTFOLIO
Class A Shares          +14.44%   +4.11%   +9.64%   +2.15%    5.21%    8.94%
Class B Shares          +13.56%   +3.33%  +10.56%   +2.92%    4.73%    7.77%
Class C Shares          +13.56%   +3.33%  +13.56%   +3.33%    4.73%    7.77%

MASSACHUSETTS PORTFOLIO
Class A Shares          +10.19%   +9.54%   +5.50%   +6.46%    5.12%    9.11%
Class B Shares           +9.32%   +8.71%   +6.32%   +7.44%    4.63%    8.05%
Class C Shares           +9.32%   +8.71%   +9.32%   +8.71%    4.65%    8.05%

MICHIGAN PORTFOLIO
Class A Shares          +14.40%   +6.56%   +9.49%   +3.73%    4.53%    8.55%
Class B Shares          +13.58%   +5.79%  +10.58%   +4.58%    4.03%    7.47%
Class C Shares          +13.58%   +5.79%  +13.58%   +5.79%    4.02%    7.47%

MINNESOTA PORTFOLIO
Class A Shares           +9.63%   +3.56%   +4.94%   +1.61%    5.15%    9.11%
Class B Shares           +8.90%   +2.80%   +5.90%   +2.39%    4.66%    7.92%
Class C Shares           +8.89%   +2.84%   +8.89%   +2.84%    4.67%    7.92%

NEW JERSEY PORTFOLIO
Class A Shares          +12.91%   +4.31%   +8.14%   +2.35%    5.06%    8.91%
Class B Shares          +12.15%   +3.58%   +9.15%   +3.17%    4.57%    7.72%
Class C Shares          +12.14%   +3.58%  +12.14%   +3.58%    4.58%    7.72%

OHIO PORTFOLIO
Class A Shares          +11.63%   +3.78%   +6.91%   +1.83%    5.25%    8.98%
Class B Shares          +10.88%   +3.05%   +7.88%   +2.65%    4.77%    7.80%
Class C Shares          +10.88%   +3.05%  +10.88%   +3.05%    4.78%    7.80%

PENNSYLVANIA PORTFOLIO
Class A Shares          +11.53%   +4.41%   +6.76%   +2.45%    5.08%    9.06%
Class B Shares          +10.78%   +3.68%   +7.78%   +3.27%    4.59%    7.89%
Class C Shares          +10.78%   +3.68%  +10.78%   +3.68%    4.59%    7.89%

VIRGINIA PORTFOLIO
Class A Shares          +12.46%   +8.07%   +7.68%   +4.85%    5.02%    8.72%
Class B Shares          +11.67%   +7.32%   +8.67%   +5.95%    4.54%    7.58%
Class C Shares          +11.56%   +7.32%  +11.56%   +7.32%    4.54%    7.58%


The average annual total returns reflect investment dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum sales charge (Class A) or 3% contingent deferred sales charge (Class B); Class C shares are not subject to front-end or contingent deferred sales charges. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: AZ, 6/1/94; MI, 2/25/94; FL, MN, NJ, OH, PA, 6/25/93; MA,
3/29/94; VA, 4/29/94.

+  Yields are for the 30 days ended September 30, 1995.


3



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
$10,000 INVESTMENT OVER LIFE OF FUND

ARIZONA PORTFOLIO
6/30/94 TO 9/30/95

FLORIDA PORTFOLIO
6/30/93 TO 9/30/95

MASSACHUSETTS PORTFOLIO
3/31/94 TO 9/30/95


4



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
$10,000 INVESTMENT OVER LIFE OF FUND

MICHIGAN PORTFOLIO
2/28/94 TO 9/30/95

MINNESOTA PORTFOLIO
6/30/93 TO 9/30/95

NEW JERSEY PORTFOLIO
6/30/93 TO 9/30/955


5



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
$10,000 INVESTMENT OVER LIFE OF FUND

OHIO PORTFOLIO
6/30/93 TO 9/30/95

PENNSYLVANIA PORTFOLIO
6/30/93 TO 9/30/95


6



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

ALLIANCE MUNICIPAL INCOME FUND II
$10,000 INVESTMENT OVER LIFE OF FUND

VIRGINIA PORTFOLIO
4/30/94 TO 9/30/95

ABOUT YOUR PORTFOLIO'S HYPOTHETICAL INVESTMENT...
These charts illustrate the total value of assumed $10,000 investments in each of Alliance Municipal Income Fund's Portfolios' Class A shares (since inception), after deducting the maximum 4.25% sales charge and with dividends and capital gains reinvested. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to those classes. Results should not be considered representative of future gain or loss in capital value or dividend income.

The Lehman Brothers Long Municipal Bond Index includes 15,000 issues with maturities exceeding 22 years. The bonds in this Index are a combination of both revenue and general obligation issues, and carry a rating of BAA/Baa or higher.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 37 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 49 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 39 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 46 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 46 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 52 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 52 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 36 funds, and the Lipper Virginia Municipal Debt Funds Average reflects performance of 33 funds. The funds tracked by Lipper Analytical Services have generally similar investment objectives to the applicable Alliance Municipal Income Fund Portfolio, although some of the funds may have somewhat different investment policies.

When comparing an Alliance Municipal Income Fund Portfolio to the corresponding index and average, you should note that the Portfolios' performance reflects the maximum sales charge of 4.25%, while no such charges are reflected in the performance of the index or averages.


7



ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
----------------------------------------------------------------------
       ARIZONA MUNICIPAL BONDS-97.3%
AAA    Maricopa Cnty IDR
       (Citizens Utilities) AMT
       6.20%, 5/01/30                              $265       $268,994
AAA    Maricopa Cnty Sch
       Dist #28 GO (Kyrene Elementary)
       FGIC Ser 95B
       6.00%, 7/01/14                               285        290,201
AAA    Maricopa Cnty
       Sch Dist #80 GO (Chandler) FGIC Ser 95
       6.00%, 7/01/13                               265        272,166
AAA    Maricopa Cnty IDR
       Hlth Fac (Samaritan Hlth) MBIA Ser 90A
       7.00%, 12/01/13                              555        599,761
AA-    Mohave Cnty IDR
       (Cargill) Ser 95A AMT
       6.70%, 3/01/20                               600        619,320
BBB    Navajo Cnty PCR
       (Arizona Public Service) Ser 93A
       5.875%, 8/15/28                              310        291,375
AAA    Phoenix Arpt Rev
       Arpt Improvement MBIA Ser 94D AMT
       6.40%, 7/01/12                               550        572,918
AA+    Phoenix Civic Plaza Bldg Corp
       Ser 94
       6.00%, 7/01/12                               295        302,959
AA     Phoenix IDR
       MFHR (Woodstone & Silver Springs)
       6.25%, 4/01/23                               265        266,126
AAA    Pima Cnty IDR
       Hosp Rev (Tucson Med Ctr) MBIA Ser 93A
       5.00%, 4/01/15                               315        282,416
AAA    Pima Cnty IDR
       (Tucson Elec Pwr) FSA
       Ser 88A
       7.25%, 7/15/10                               535        589,773
AA     Salt River Proj Agriculture
       Imp & Pwr Dist Elec Sys
       5.75%, 1/01/19                               300        295,059
AAA    Tempe IDR
       (Quadrangles) FHA
       6.25%, 6/01/26                               300        300,183
AAA    Yavapai Cnty Sch
       District #22 GO (Humboldt) FGIC
       5.95%, 7/01/14                               290        295,119
AAA    Yuma IDR
       (Alexandrite Sands Apt)
       MFHR FHA Ser 90 AMT
       7.70%, 12/01/29                              595        615,284

       TOTAL INVESTMENTS-97.3%
         (cost $5,696,095)                                   5,861,654
       Other assets less liabilities-2.7%                      164,565

       NET ASSETS-100%                                      $6,026,219


+  Unaudited.
   See Glossary of Terms on page 17.
   See notes to financial statements.


8



FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
-----------------------------------------------------------------------
       MUNICIPAL BONDS-98.6%
       FLORIDA-90.4%
Aaa*   Brevard Cnty Hsg Fin Agy
       SFMR FHA/VA Ser 94 AMT
       6.70%, 9/01/27                            $5,000    $ 5,076,850
AAA    Brevard Cnty IDR
       (NUI Corp Project) AMBAC
       6.40%, 10/01/24                            2,975      3,094,030
BBB+   Collier Cnty Hlth Fac
       (The Moorings Proj) Ser 94
       7.00%, 12/01/19                            2,000      2,054,280
AAA    Dade Cnty Arpt Rev
       (Miami Int'l Arpt) MBIA Ser 95B AMT
       6.00%, 10/01/24                            4,500      4,475,430
A*     Dade Cnty Spec Obl
       (Courthouse Ctr Proj) Ser 95
       6.10%, 4/01/20                             5,000      4,993,650
BBB    Escambia Cnty PCR
       (Champion Int'l Corp) Ser 94 AMT
       6.90%, 8/01/22                             2,980      3,113,653
AAA    Florida Hsg Fin Agy
       Home Mtg SFMR Ser 95A AMT
       6.65%, 1/01/24                             5,200      5,378,256
AAA    Florida St Turnpike
       Auth Rev FGIC Ser 95A
       5.625%, 7/01/25                            3,200      3,068,320
AAA    Hillsborough Cnty Aviation
       Auth (Tampa Int'l Arpt) FGIC Ser 93D AMT
       5.40%, 10/01/13                            4,800      4,546,224
AAA    Jacksonville Wtr & Swr
       (United Waterworks) AMBAC Ser 95 AMT
       6.35%, 8/01/25                             1,500      1,545,120
BBB+   Lake Cnty Res Rec
       (NRG Rec Group) Ser 93A AMT
       5.95%, 10/01/13                           $3,250     $3,058,672
BBB-   Martin Cnty IDR
       (Indiantown Co-Generation Proj) Ser 94A AMT
       7.875%, 12/15/25                           4,000      4,390,840
AA-    Orlando Util Comm
       Wtr & Elec Sub Rev
       5.60%, 10/06/17                            3,200      3,117,120
AAA    Pinellas Cnty Hlth Fac
       (Morton Plant Hlth) MBIA
       5.50%, 11/15/18                            3,300      3,134,373
Aaa*   Pinellas Cnty Hsg Fin Auth
       SFMR Ser A AMT
       6.55%, 8/01/27                             2,500      2,534,500
A*     Venice Hlth Fac
       (Venice Hosp) Ser 94
       6.00%, 12/01/04                            1,650      1,803,698
AAA    Volusia Cnty (Daytona
       Beach Int'l) MBIA Ser 93 AMT
       5.625%, 10/01/21                           2,000      1,927,320
                                                            57,312,336

       WASHINGTON-4.9%
BBB    Pilchuck Wtr Dev Pub Corp
       Spec Fac Arpt (BF Goodrich)
       Ser 93 AMT
       6.00%, 8/01/23                             3,350      3,131,312
       ALASKA-3.3%
A+     Alaska Hsg Fin Corp
       SFMR Ser 93I
       5.90%, 12/01/33                            2,200      2,079,220

       TOTAL INVESTMENTS-98.6%
         (cost $60,792,693)                                 62,522,868
       Other assets less liabilities-1.4%                      879,881

       NET ASSETS-100%                                     $63,402,749


+  Unaudited.
*  Moody's Rating.
   See Glossary of Terms on page 17.
   See notes to financial statements.


9



MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
----------------------------------------------------------------------
       MASSACHUSETTS MUNICIPAL BONDS-97.5%
AAA    Chelsea GO AMBAC
       6.00%, 6/15/14                              $250     $  252,725
AAA    Essex Cnty
       So Essex Sew Dist MBIA Ser 94B
       7.00%, 6/01/24                               565        616,658
AAA    Lowell GO
       FSA Ser 93A
       5.50%, 1/15/10                               265        261,113
AAA    Massachusetts Ed Fin Auth
       Educational Loan Rev AMBAC Ser 94E AMT
       6.00%, 1/01/12                               270        268,034
AAA    Massachusetts GO
       MBIA Ser 95A
       5.75%, 2/01/15                               285        283,002
A-     Massachusetts Hlth & Ed
       Fac Auth Hosp Rev (Jordan Hosp) Ser 92B
       6.875%, 10/01/15                             215        221,897
Baal*  Massachusetts Hlth & Ed
       Fac Auth Hosp Rev
       (Metro West Hlth) Ser 92C
       6.50%, 11/15/18                              520        509,007
AAA    Massachusetts Hlth & Ed
       Fac Auth Hosp Rev (New England Med Ctr.)
       MBIA Ser 94
       5.38%, 7/01/18                               230        214,482
AAA    Massachusetts Hsg Fin Auth
       MFHR Residential Dev AMBAC Ser 93A
       6.15%, 10/01/15                              280        278,088
AAA    Massachusetts Hsg Fin Auth
       MFHR Residential Dev FNMA Ser 92F
       6.25%, 11/15/12                              245        249,748
A+     Massachusetts Hsg Fin Auth
       SFMR Ser 40 AMT
       6.65%, 12/01/27                              830        836,590
AAA    Massachusetts Muni
       Wholesale Elec Pwr Supply Sys MBIA Ser 92A
       6.00%, 7/01/18                               265        266,572
A      Massachusetts Wtr Res Auth
       Ser 92B
       5.50%, 11/01/15                              290        273,838
AA-    Massachusetts Wtr Pollution
       Abatement (So Essex Prog) Ser 94A
       6.375%, 2/01/15                              265        275,224
A1*    New England Ed Loan Mktg
       (Student Loan Rev) Ser 92H AMT
       6.90%, 11/01/09                              645        695,774

       TOTAL INVESTMENTS-97.5%
         (cost $5,388,233)                                   5,502,752
       Other assets less liabilities-2.5%                      143,804

       NET ASSETS-100%                                      $5,646,556


+  Unaudited.
*  Moody's Rating.
   See Glossary of Terms on page 17.
   See notes to financial statements.


10



MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
-----------------------------------------------------------------------
       MICHIGAN MUNICIPAL BONDS-100.7%
BBB+   Battle Creek
       Downtown Dev Auth Ser 94
       7.65%, 5/01/22                            $  430    $   475,443
AAA    Brighton Area School Dist
       GO AMBAC Ser 92 II
       Zero coupon, 5/01/20                       2,130        498,228
BBB    Detroit GO Ser 93
       6.35%, 4/01/14                               400        392,328
AAA    Detroit Econ Dev Corp
       Res Rec Rev FSA Ser 91A AMT
       6.875%, 5/01/09                            1,055      1,126,761
AAA    Detroit Sewage Disposal
       Sys Rev FGIC Ser 93A
       5.70%, 7/01/23                               400        387,932
AAA    Grand Ledge
       Sch Dist GO MBIA Ser 94
       7.875%, 5/01/11                              300        354,663
AAA    Grand Rapids Swr Sys
       Rev MBIA
       6.00%, 1/01/22                               505        503,616
AAA    Kalamazoo Hosp Fin Auth
       (Borgess Med Ctr) FGIC
       5.244%, 6/01/11                              410        393,969
AAA    Kent Cnty Arpt Fac
       Rev Ser 95 AMT
       6.10%, 1/01/25                               450        451,035
AAA    Lowell Area School Dist GO FGIC
       Zero coupon, 5/01/19                       2,000        491,780
AAA    Michigan Hosp Fin Auth
       Hosp Rev (St Johns Hosp) AMBAC Ser 92A
       6.00%, 5/15/13                               450        455,202
AA+    Michigan Hsg Dev Auth
       Mtg Rev SFMR Ser 95B AMT
       7.05%, 6/01/26                               935        973,363
BBB+   Michigan Strategic Fund
       PCR (General Motors)
       6.20%, 9/01/20                             1,100      1,110,989
AAA    Monroe Cnty PCR
       (Detroit Edison) MBIA Ser I-B AMT
       6.55%, 9/01/24                             1,000      1,033,770
AA     Troy MI Downtown Dev Auth
       Asset Gty Ser 95A
       6.375%, 11/01/18                             470        471,340
AAA    Wayne Charter Cnty Arpt
       Rev (Detroit Metro Arpt) MBIA Ser 91B AMT
       6.75%, 12/01/21                              905        944,630
AAA    Yale Pub Sch Dist GO AMBAC
       5.50%, 5/01/23                               500        470,950

       TOTAL INVESTMENTS-100.7%
         (cost $10,198,487)                                 10,535,999
       Other assets less liabilities-(0.7%)                    (68,176)

       NET ASSETS-100%                                     $10,467,823


+  Unaudited.
   See Glossary of Terms on page 17.
   See notes to financial statements.


11



MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
----------------------------------------------------------------------
       MINNESOTA MUNICIPAL BONDS-97.5%
A-     Bass Brook PCR
       (Minn Power & Light)
       6.00%, 7/01/22                              $600    $   584,358
AAA    Burnsville Eagan Savage
       Ind Sch Dist #191 GO CGIC Ser 95A
       6.20%, 2/01/17                               600        623,604
AA+    Duluth Arpt Lease Rev St
       Secured GO Ser 95C AMT
       6.25%, 8/01/14                               800        821,168
Aa*    Fairbault Ind Sch Dist #656 GO
       6.20%, 6/01/12                               600        619,806
AAA    Lakeville Ind
       Sch Dist #194 GO FGIC
       5.60%, 2/01/18                               800        784,944
BBB+   Minneapolis Community Dev
       Agy Supported Ser 95-2 AMT
       6.625%, 12/01/15                           1,245      1,249,868
AAA    Minneapolis GO SFMR
       Homeownership Renov Stage III
       Ser 93 AMT
       5.70%, 12/01/23                              650        604,467
AA+    Minnesota Hsg Fin Agy
       SFMR Ser 89A AMT
       7.90%, 7/01/19                             1,945      2,020,369
AAA    Minnesota Pub Fac Auth
       Wtr Pol Ctl Rev Ser 95A
       6.25%, 3/01/16                               610        640,927
AAA    Northern MN Muni Pwr Agy
       AMBAC Ser 92B
       5.50%, 1/01/18                               800        772,072
AAA    Northern St Paul Maplewood
       Ind Sch Dist #622 GO MBIA Ser 94A
       6.875%, 2/01/15                            2,000      2,202,920
AAA    Pierz Ind Sch Dist #484 GO AMBAC
       5.375%, 6/01/15                              650        625,157
AAA    Robbinsdale Hosp Rev
       (No. Memorial Med Ctr) AMBAC Ser 93A
       5.45%, 5/15/13                               600        576,336
AA+    Rochester Hosp Rev
       (Mayo Med Ctr) Ser 92F
       6.25%, 11/15/21                              700        717,521
BBB-   South St. Paul Hsg & Redev
       (Health East Proj) Ser 94
       6.75%, 11/01/09                            2,100      2,154,180
AAA    St Francis Ind
       Sch Dist # 15 GO CGIC Ser 95A
       6.375%, 2/01/16                              800        841,624
A      Western MN Muni Pwr Ser 87A
       5.50%, 1/01/15                               800        752,016

       TOTAL INVESTMENTS-97.5%
         (cost $15,717,752)                                 16,591,337
       Other assets less liabilities-2.5%                      426,264

       NET ASSETS-100%                                     $17,017,601


+  Unaudited.
*  Moody's Rating.
   See Glossary of Terms on page 17.
   See notes to financial statements.


12



NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
----------------------------------------------------------------------
       NEW JERSEY MUNICIPAL BONDS-98.5%
AAA    Burlington Cnty
       (Evesham Muni Util Auth) MBIA Ser A
       5.60%, 7/01/15                            $1,500    $ 1,468,290
AAA    Camden Cnty Muni Util
       Sewer Rev FGIC Ser 90A
       Zero coupon, 9/01/17                       5,000      1,437,950
BBB+   Camden Cnty Pol Ctl Fin
       Solid Waste Resource Recovery
       Ser 91B AMT
       7.50%, 12/01/09                            2,100      2,149,728
AAA    Cape May Cnty Util Auth
       Sewer Rev MBIA Ser A
       5.75%, 1/01/16                             3,000      3,006,060
AAA    Cape May Cnty Pol Ctl
       PCR (Atlantic City Elec Co)
       MBIA Ser 94A AMT
       7.20%, 11/01/29                            5,000      5,646,350
AAA    Essex Cnty Imp Auth Util
       Rev (Orange Twp) Ser 93 MBIA
       6.00%, 12/01/17                            2,510      2,557,539
AA     Gloucester Cnty PCR
       (Mobil Oil Refining) Ser 93
       5.625%, 12/01/28                           3,000      2,859,300
AAA    New Jersey Eco Dev Auth
       (Hackensack Wtr Co) MBIA Ser 94B AMT
       5.90%, 3/01/24                             3,600      3,605,292
BB+    New Jersey Eco Dev Auth
       Spec Fac (American Airlines) AMT
       7.10%, 11/01/31                            4,500      4,684,410
AAA    New Jersey Eco Dev Auth
       Wtr Fac (NJ American Wtr Co) FGIC AMT
       6.875%, 11/01/34                           5,000      5,362,500
BBB-   New Jersey Hlth Care Fac
       Hlth Fac (Franciscan Sisters,
       St. Mary's Hosp) Ser 93
       5.875%, 7/01/12                            2,755      2,591,243
AAA    New Jersey Hlth Care Fac
       Fin Hlth Fac (Monmouth Med Ctr)
       CGIC Ser 93
       6.25%, 7/01/24                             2,750      2,856,508
BBB    New Jersey Hlth Care Fac
       (Englewood Hosp & Med Ctr) Ser 94
       6.75%, 7/01/24                             3,230      3,283,812
AA-    New Jersey Hwy Auth
       Garden State Parkway
       6.25%, 1/01/14                             1,250      1,283,000
AAA    New Jersey Hsg & Mtg Fin Agy AMT
       6.35%, 10/01/27                            3,000      3,017,460
A+     New Jersey Hsg & Mtg Fin
       Agy MFHR (Sect 8) Ser 1
       6.70%, 11/01/28                            5,450      5,644,238
AA-    Port Auth of NY & NJ Cons
       Rev 95th Ser AMT
       6.125%, 7/15/29                            3,000      2,980,560
AA     Salem Cnty NJ Auth
       Waste Disposal Rev (E. I. Dupont)
       6.125%, 7/15/22                            3,500      3,526,740
A-     Union Cnty Util Auth Solid
       Waste Rev Ser 91A AMT
       7.15%, 6/15/09                             5,000      5,266,900
AAA    Vineland Swr Rev
       (Landis Sewerage Auth)
       Reg linked Stars & Cars FGIC
       5.65%, 9/19/19                             3,400      3,350,972

       TOTAL INVESTMENTS-98.5%
         (cost $63,952,197)                                 66,578,852
       Other assets less liabilities-1.5%                      983,141

       NET ASSETS-100%                                     $67,561,993


+  Unaudited.
   See Glossary of Terms on page 17.
   See notes to financial statements.


13



OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
----------------------------------------------------------------------
       OHIO MUNICIPAL BONDS-100.7%
BBB-   Butler Cnty Hosp Rev
       (Fort Hamilton Hughes)
       7.50%, 1/01/10                            $1,400    $ 1,445,178
A1*    Cincinnati Student Loan
       Funding Corp AMT Ser 93A
       6.15%, 8/01/10                             2,000      2,003,460
AAA    Clermont Cnty Wtr Sys Rev
       (Clermont Cnty Swr) AMBAC Ser 93
       5.70%, 12/01/13                            2,250      2,234,723
AAA    Cleveland Arpt Rev
       (Cleveland Int'l Arpt) FGIC Ser A AMT
       6.25%, 1/01/20                             2,000      2,039,140
A      Cuyahoga Cnty Hosp Rev
       (Meridia Health Sys)
       6.25%, 8/15/24                             2,500      2,548,025
BBB    Hamilton Cnty Hlth Sys
       (Hlth Fac & Franciscan
       Sisters Providence Hosp)
       6.875%, 7/01/15                            2,500      2,524,950
Aaa*   Kent Ohio
       (Silver Meadows Apt Proj)
       Ser 95 MFHR AMT
       7.15%, 12/20/26                            2,000      2,088,320
AAA    Lucas Cnty Hosp Rev
       (St. Vincent Med Ctr) MBIA
       5.45%, 8/15/14                             1,575      1,494,848
NR     Mahoning Valley Sanitary
       Dist (Wtr Rev) Ser 94
       7.75%, 5/15/14                             2,500      2,642,350
Baa2*  Ohio Air Quality Dev Auth
       (Columbus Southern Pwr) PCR Ser 85B
       6.25%, 12/01/20                            3,000      2,980,860
AAA    Ohio Air Quality Dev Auth
       (JMG Funding/Ohio Pwr) AMBAC AMT
       6.375%, 4/01/29                            2,000      2,051,620
AA-    Ohio Air Quality Dev Auth
       PCR (Dayton Pwr & Light) Ser 92B
       6.40%, 8/15/27                            $2,500     $2,588,575
AAA    Ohio Capital Corp
       Sect 8 Assist MBIA
       6.35%, 1/01/22                             1,965      1,976,377
AAA    Ohio Higher Ed Fac
       Ohio Northern Univ Proj
       5.60%, 5/01/13                             2,100      2,069,886
Aa*    Ohio Hsg Fin Agy Mtg
       FHA (Insured Bridgeview Villas II)
       MFHR AMT
       6.45%, 12/01/33                            1,965      1,978,794
AAA    Ohio Hsg Fin Agy
       Residential Mtg SFMR GNMA Coll Ser B2 AMT
       6.70%, 3/01/25                             3,890      3,980,287
AAA    Ohio Muni Elec
       Generation Agy (Belleville Hydroelec)
       AMBAC
       5.375%, 2/15/13                            2,500      2,410,975
AA-    Ohio Turnpike Commission
       Turnpike Rev Ser 94A
       5.75%, 2/15/24                             1,750      1,713,898
AAA    Ohio Wtr Dev Auth Rev
       Ref-Coll (Cincinnati G&E) MBIA
       5.45%, 1/01/24                             2,000      1,871,580
A      Ohio Wtr Dev Auth
       (North Star BHP) AMT
       6.45%, 9/01/20                             2,500      2,524,625

       TOTAL INVESTMENTS-100.7%
         (cost $43,021,896)                                 45,168,471
       Other assets less liabilities-(0.7%)                   (303,665)

       NET ASSETS-100%                                     $44,864,806


+  Unaudited.
*  Moody's Rating.
   See Glossary of Terms on page 17.
   See notes to financial statements.


14



PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
----------------------------------------------------------------------
       PENNSYLVANIA MUNICIPAL BONDS-98.5%
AAA    Allegheny Cnty Arpt Rev
       (Pittsburgh Int'l) FSA Ser 92B AMT
       6.625%, 1/01/22                           $5,000    $ 5,173,950
AAA    Allegheny Cnty
       (Elizabeth Forward) MBIA-Ser 95B
       Zero Coupon, 9/01/16                       2,170        634,291
       Zero Coupon, 9/01/17                       2,170        591,715
AAA    Berks Cnty Sewer Rev
       (Exeter Twp) MBIA
       6.20%, 7/15/22                             2,905      2,957,668
A-     Bradford Cnty IDA
       Solid Waste Disposal (Int'l Paper)
       95A AMT
       6.60%, 3/01/19                             2,500      2,533,775
AAA    Butler Cnty Hospital Auth
       (Butler Mem Hosp) FSA Ser A,
       5.25%, 7/01/12                             2,500      2,328,375
AAA    Delaware County IDA
       Higher Ed (Villanova University) MBIA
       5.50%, 8/01/23                             2,500      2,363,875
A      New Morgan IDA Solid
       Waste (Browning Ferris) Ser 94 AMT
       6.50%, 4/01/19                             2,500      2,561,050
BBB-   Pennsylvania Convention Ctr
       Auth Ref Rev Ser 94A
       6.75%, 9/01/19                             2,500      2,631,950
BBB-   Pennsylvania Econ Dev
       Fin Auth (Macmillan Bloedel Clarion Proj)
       95 AMT
       7.60%, 12/01/20                            3,000      3,271,170
BBB+   Pennsylvania Econ Dev
       Auth Wastewater Rev
       (Sun Company) Ser 94A AMT
       7.60%, 12/01/24                            3,000      3,273,330
AA     Pennsylvania Hsg Fin Agy
       7.604%, 4/01/25(a)                         4,500      4,435,965
AAA    Pennsylvania Higher Ed
       Student Loan AMBAC Ser 88D AMT
       6.05%, 1/01/19                               700        704,011
AAA    Pennsylvania Intergov Coop
       Auth (Special Tax Rev) FGIC Ser 94
       7.00%, 6/15/14                             4,425      4,841,570
AAA    Pennsylvania Turnpike
       Commission Oil Franchise
       Tax Rev Ser 94A AMBAC
       6.00%, 12/01/19                            2,400      2,411,376
AAA    Philadelphia Airport System
       Rev Ser 95A AMBAC AMT
       6.10%, 6/15/25                             2,600      2,571,556
A-     Philadelphia Hosp
       Rev (Temple Univ) Ser 93A
       6.625%, 11/15/23                           2,000      1,983,420
AAA    Philadelphia Muni Auth
       (Criminal Justice Proj) Ser 93A FGIC
       5.625%, 11/15/18                           2,000      1,923,620
A      Pittsburgh Urban Redev
       Mtg Rev Ser 95A AMT
       7.15%, 10/01/27                            2,000      2,076,180
BBB+   Warren Cnty Hosp Rev
       (Warren Gen Hosp Proj) Ser 94B
       7.00%, 4/01/19                             2,200      2,260,808

       TOTAL INVESTMENTS-98.5%
         (cost $49,322,240)                                 51,529,655
       Other assets less liabilities-1.5%                      802,302

       NET ASSETS-100%                                     $52,331,957


+    Unaudited
*    Moody's Rating.

(a) Inverse floater security-the interest rate is subject to change periodically.

     See Glossary of Terms on page 17.
     See notes to financial statements.


15



VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

STANDARD &                                     PRINCIPAL
POOR'S                                           AMOUNT
RATINGS+                                          (000)        VALUE
----------------------------------------------------------------------
       VIRGINIA MUNICIPAL BONDS-97.7%
AAA    Chesapeake Bay MBIA
       (Bridge & Tunnel Auth)
       5.75%, 7/01/25                             $ 155    $   150,474
A+     Fairfax Cnty Econ Dev Auth
       Res Rec (Ogden Martin System) Ser 88A AMT
       7.75%, 2/01/11                               135        147,959
A-     Hampton Museum Rev Ref Ser 94
       5.25%, 1/01/14                               160        148,966
AA     Henrico Cnty IDR
       (Henrico Cnty Reg Jail)
       7.125%, 8/01/21                              270        306,987
A-     Isle of Wight Cnty IDA
       Solid Waste (Union Camp Corp) Ser 94 AMT
       6.55%, 4/01/24                               110        112,002
AAA    Washington Metro Airport
       Auth Airport Rev Ser 94A MBIA AMT
       5.75%, 10/01/20                              140        134,621
BBB+   Peninsula Port Auth Hlth
       Fac (Mary Immaculate Proj) Ser 94
       7.00%, 8/01/17                               150        156,101
A*     Prince William Cnty
       Hosp Rev IDA (Potomac Hosp Group)
       6.75%, 10/01/15                              190        203,066
AAA    Richmond Metro Auth
       Expwy Rev Ser B FGIC
       6.25%, 7/15/22                               145        147,826
AAA    Richmond Redev & Hsg Auth
       Mtg Rev (Ref-Multi-Jefferson-A) FHA
       6.50%, 4/01/27                               250        252,455
AA     Richmond GO Pub Impt Ser 91A
       6.25%, 1/15/21                               290        293,341
AA     Virginia Beach Hlth Care
       Hosp Rev (Sentara Bayside)
       6.30%, 11/01/21                              120        122,424
AA     Virginia College Bldg Auth
       Ed Fac Rev (Washington & Lee)
       5.80%, 1/01/24                               190        190,560
A*     Virginia Ed Loan Auth
       Student Loan Program Ser 93G AMT
       6.15%, 9/01/09                               160        159,397
AA+    Virginia Hsg Dev Auth
       (Commonwealth Mtg) SFMR Ser 94G AMT
       7.125%, 7/01/22                              430        452,541
AA     Virginia Resources Auth Swr
       Rev (Hopewell Regl Waste Wtr)
       Ser 95A AMT
       6.00%, 10/01/25                              120        118,194

       TOTAL INVESTMENTS-97.7%
         (cost $3,006,168)                                   3,096,914
       Other assets less liabilities-2.3%                       73,525

       NET ASSETS-100%                                      $3,170,439


+  Unaudited.
*  Moody's Rating.
   See Glossary of Terms on page 17.
   See notes to financial statements.


16



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

GLOSSARY OF TERMS
AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax - Subject to
CGIC   Capital Guaranty Insurance Company
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Administration
FNMA   Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Government National Mortgage Association
GO     General Obligation
IDA    Industrial Development Authority
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
SFMR   Single Family Mortgage Revenue
VA     Veterans Administration


17



STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                          ARIZONA      FLORIDA    MASSACHUSETTS
                                       ------------  ------------ -------------
ASSETS
Investment in securities, at value
  (cost $5,696,095, $60,792,693,
  $5,388,233, $10,198,487, $15,717,752,
  $63,952,197, $43,021,896,$49,322,240,
  $3,006,168,respectively)              $5,861,654   $62,522,868    $5,502,752
Interest receivable                        113,800     1,207,232       127,681
Receivable due from Adviser                 73,562            -0-       93,484
Receivable for shares of beneficial
  interest sold                             27,004       158,128        40,611
Receivable for investment securities
  sold                                          -0-           -0-           -0-
Other assets                                32,714        40,044        24,906
Total assets                             6,108,734    63,928,272     5,789,434

LIABILITIES
Due to custodian                            37,259       327,483        31,394
Dividends payable                            8,600        88,898         8,163
Distribution fee payable                     3,487        45,178         3,778
Advisory fee payable                            -0-        5,380            -0-
Payable for investment securities
  purchased                                     -0-           -0-           -0-
Payable for shares of beneficial
  interest redeemed                             -0-       13,365        61,000
Accrued expenses and other liabilities      33,169        45,219        38,543
Total liabilities                           82,515       525,523       142,878

NETASSETS                               $6,026,219   $63,402,749    $5,646,556
CLASS A SHARES
Net assets                              $2,378,902   $11,955,489    $1,336,932
Shares of beneficial interest
  outstanding                              231,097     1,248,497       127,383

CLASS B SHARES
Net assets                              $3,166,496   $20,659,780    $1,753,755
Shares of beneficial interest
  outstanding                              307,652     2,156,648       167,145

CLASS C SHARES
Net assets                              $  480,821   $30,787,480    $2,555,869
Shares of beneficial interest
  outstanding                               46,698     3,213,407       243,574

COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par   $    5,855   $    66,186    $    5,381
Additional paid-in capital               5,854,199    69,702,675     5,499,233
Distributions in excess of
  net investment income                     (4,704)      (21,287)      (10,073)
Accumulated net realized gain (loss)         5,310    (8,075,000)       37,496
Net unrealized appreciation of
  investments                              165,559     1,730,175       114,519
                                        -----------  ------------  ------------
                                        $6,026,219   $63,402,749    $5,646,556

CALCULATION OF MAXIMUM OFFERING PRICE
CLASS A SHARES
Net asset value and redemption price
  per share                                 $10.29        $ 9.58        $10.50
Sales charge-4.25% of public
  offering price                               .46           .43           .47
Maximum offering price                      $10.75        $10.01        $10.97

CLASS B SHARES
Net asset value and offering price
  per share                                 $10.29        $ 9.58        $10.49

CLASS C SHARES
Net asset value, redemption and
  offering price per share                  $10.30        $ 9.58        $10.49



See notes to financial statements.


18



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

    MICHIGAN     MINNESOTA    NEW JERSEY       OHIO      PENNSYLVANIA    VIRGINIA
 ------------  ------------  ------------  ------------  ------------  ------------
 $10,535,999   $16,591,337   $66,578,852   $45,168,471   $51,529,655    $3,096,914
     178,317       296,002     1,197,300       668,735     1,066,968        58,408
      29,292        79,301            -0-       18,505            -0-       82,065
      89,577         9,859       268,947        92,967       297,067        20,792
     750,547       154,734            -0-    2,221,517            -0-           -0-
      18,988        37,755        37,755        39,475        51,233        20,911
  11,602,720    17,168,988    68,082,854    48,209,670    52,944,923     3,279,090

      56,944        27,835       305,103     3,174,513       165,336        73,872
      14,588        24,647        94,816        62,860        74,586         4,503
       5,495        12,639        48,560        35,030        37,956         1,484
          -0-           -0-       11,689            -0-        8,499            -0-
   1,030,655            -0-           -0-           -0-       99,999            -0-
          -0-       44,423        29,284        26,929       185,954            -0-
      27,215        41,843        31,409        45,532        40,636        28,792
   1,134,897       151,387       520,861     3,344,864       612,966       108,651
 $10,467,823   $17,017,601   $67,561,993   $44,864,806   $52,331,957    $3,170,439

 $ 5,157,780    $2,413,420   $11,611,727   $ 4,169,466   $ 8,721,280    $1,855,165
     510,755       254,269     1,203,112       437,391       904,319       180,265

 $ 2,424,459    $7,299,371   $34,695,571   $21,821,426   $28,558,363    $1,193,045
     240,155       768,809     3,593,479     2,287,840     2,960,544       115,917

 $ 2,885,584    $7,304,810   $21,254,695   $18,873,914   $15,052,314    $  122,229

     285,821       769,089     2,201,042     1,978,893     1,560,259        11,877

 $    10,367   $    17,922   $    69,976   $    47,041   $    54,251    $    3,081
  10,135,256    18,407,896    71,502,123    48,339,314    54,829,271     3,067,888
     (11,930)      (22,551)      (81,399)      (39,696)      (60,987)       (3,234)
      (3,382)   (2,259,251)   (6,555,362)   (5,628,428)   (4,697,993)       11,958
     337,512       873,585     2,626,655     2,146,575     2,207,415        90,746
 $10,467,823   $17,017,601   $67,561,993   $44,864,806   $52,331,957    $3,170,439

      $10.10        $ 9.49        $ 9.65        $ 9.53        $ 9.64        $10.29
         .45           .42           .43           .42           .43           .46
      $10.55        $ 9.91        $10.08        $ 9.95        $10.07        $10.75

      $10.10        $ 9.49        $ 9.66        $ 9.54        $ 9.65        $10.29

      $10.10        $ 9.50        $ 9.66        $ 9.54        $ 9.65        $10.29



19




FOR THE YEAR ENDED SEPTEMBER 30, 1995         ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                             ARIZONA     FLORIDA  MASSACHUSETTS
                                            ----------  -----------  ----------
INVESTMENT INCOME
Interest                                    $ 285,013   $4,216,537   $ 208,617

EXPENSES
Advisory fee                                   28,005      395,106      21,032
Distribution fee - Class A                      5,147       29,151       2,731
Distribution fee - Class B                     23,308      191,797       9,023
Distribution fee - Class C                      4,344      343,209      15,526
Administrative                                 82,000       82,000      82,000
Audit & legal                                  26,499       45,582      26,904
Transfer agency                                21,680       44,128      19,506
Custodian                                      18,497       42,343      21,815
Amortization of organizational expenses         8,463       14,662       6,458
Printing                                        2,662        4,974       6,854
Trustees' fees                                  2,411        2,936       3,022
Registration                                    1,673        1,073       3,245
Taxes                                             690        1,112         687
Miscellaneous                                  12,495       17,106      15,088

Total expenses                                237,874    1,215,179     233,891
Less: expenses waived and assumed by
  Adviser (see Note B)                       (183,567)    (382,350)   (196,516)
Net expenses                                   54,307      832,829      37,375
Net investment income                         230,706    3,383,708     171,242

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments        37,377   (1,403,139)     42,515
Net change in unrealized depreciation
  of investments                              209,846    5,767,509     130,631
Net gain on investments                       247,223    4,364,370     173,146

NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $ 477,929   $7,748,078   $ 344,388


See notes to financial statements.


20



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

  MICHIGAN    MINNESOTA    NEW JERSEY      OHIO    PENNSYLVANIA    VIRGINIA
 ----------  -----------  -----------  -----------  -----------  -----------
  $514,675   $1,070,043   $4,209,725   $2,960,264   $3,372,661     $133,158

    48,242      104,056      399,945      282,217      310,293       13,370
     9,747        6,945       31,122        9,643       23,564        3,903
    19,821       64,331      311,612      205,009      268,526        7,553
    24,877       79,009      224,560      214,393      149,397          828
    82,000       82,000       82,000       82,000       82,000       82,000
    30,080       50,254       49,382       45,164       42,385       24,334
    28,305       30,096       64,899       42,905       62,657       20,380
    22,930       30,711       37,789       48,048       37,864       22,026
     5,120       13,823       13,823       14,450       18,750        5,237
     5,173        4,475        8,623        5,752        3,518          479
     2,193        2,157        2,335        3,349        2,676        2,525
     3,575        1,211          872          844        3,032        1,667
       576          706        1,482        1,499        1,523          730
    13,188       14,773       16,504       17,834       15,423       12,602
   295,827      484,547    1,244,948      973,107    1,021,608      197,634
  (159,534)    (265,357)    (341,783)    (341,072)    (229,907)    (177,435)
   136,293      219,190      903,165      632,035      791,701       20,199
   378,382      850,853    3,306,560    2,328,229    2,580,960      112,959

   126,954   (1,158,947)  (1,275,992)  (2,332,469)  (1,548,029)      17,096
   489,511    1,686,335    5,130,792    4,348,549    3,927,440      132,592
   616,465      527,388    3,854,800    2,016,080    2,379,411      149,688

  $994,847   $1,378,241   $7,161,360   $4,344,309   $4,960,371     $262,647


21



STATEMENTS OF CHANGES IN NET ASSETS           ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________


                                                    ARIZONA                  FLORIDA                   MASSACHUSETTS
                                           ------------------------- -------------------------- ---------------------------
                                                        JUNE 1,1994*                                         MARCH 29,1994*
                                           YEAR ENDED        TO      YEAR ENDED    YEAR ENDED    YEAR ENDED       TO
                                             SEP. 30,     SEP. 30,     SEP. 30,      SEP. 30,      SEP. 30,     SEP. 30,
                                               1995         1994         1995          1994          1995         1994
                                           -----------  -----------  ------------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                    $  230,706   $   41,493   $ 3,383,708   $ 3,638,255   $  171,242   $   34,380
  Net realized gain (loss) on investments      37,377      (32,067)   (1,403,139)   (6,668,189)      42,515       (5,019)
  Net change in unrealized appreciation
    (depreciation) of investments             209,846      (44,287)    5,767,509    (4,555,788)     130,631      (16,112)
  Net increase (decrease) in net
    assets from operations                    477,929      (34,861)    7,748,078    (7,585,722)     344,388       13,249

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                   (95,444)     (12,405)     (574,240)     (408,558)     (51,642)     (14,562)
    Class B                                  (113,965)     (21,771)   (1,000,470)     (761,434)     (44,254)     (14,649)
    Class C                                   (21,297)      (6,184)   (1,808,998)   (2,469,612)     (75,346)      (3,825)
  Distributions in excess of net
    investment income
    Class A                                    (2,415)          -0-       (3,384)           -0-      (3,443)          -0-
    Class B                                    (2,883)          -0-       (5,895)           -0-      (2,950)          -0-
    Class C                                      (539)          -0-      (10,659)           -0-      (5,024)          -0-
  Net realized gain on investments
    Class A                                        -0-          -0-           -0-       (6,309)          -0-          -0-
    Class B                                        -0-          -0-           -0-      (12,873)          -0-          -0-
    Class C                                        -0-          -0-           -0-      (45,607)          -0-          -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                   2,692,697    3,167,057    (9,621,625)   37,987,116    3,420,458    2,083,856
  Total increase (decrease)                 2,934,083    3,091,836    (5,277,193)   26,697,001    3,582,187    2,064,069

NET ASSETS
  Beginning of period                       3,092,136          300    68,679,942    41,982,941    2,064,369          300
  End of period**                          $6,026,219   $3,092,136   $63,402,749   $68,679,942   $5,646,556   $2,064,369


*   Commencement of operations.

** Including undistributed net investment income of $1,133 and $1,344 for Arizona and Massachusetts portfolios as of September 30, 1994, respectively.

    See notes to financial statements.


22



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                    MICHIGAN                MINNESOTA                   NEW JERSEY
                                          -------------------------  --------------------------  --------------------------
                                                        FEBRUARY 25,
                                           YEAR ENDED     1994* TO    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                             SEP. 30,     SEP. 30,      SEP. 30,      SEP. 30,      SEP. 30,      SEP. 30,
                                               1995         1994          1995          1994          1995          1994
                                          ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                   $   378,382   $  142,170   $   850,853   $   849,761   $ 3,306,560   $ 3,157,064
  Net realized gain (loss) on investments     126,954     (111,432)   (1,158,947)   (1,100,304)   (1,275,992)   (5,289,187)
  Net change in unrealized appreciation
    (depreciation) of investments             489,511     (151,999)    1,686,335      (971,979)    5,130,792    (3,271,420
  Net increase (decrease) in net
    assets from operations                    994,847     (121,261)    1,378,241    (1,222,522)    7,161,360    (5,403,543)

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                  (171,195)     (43,193)     (132,290)      (96,139)     (594,213)     (511,479)
    Class B                                   (90,481)     (37,028)     (319,841)     (249,268)   (1,568,929)   (1,260,934)
    Class C                                  (116,706)     (61,696)     (398,722)     (504,760)   (1,143,418)   (1,382,836)
  Distributions in excess of net
    investment income
    Class A                                   (14,065)          -0-       (5,501)           -0-      (14,954)           -0-
  Class B                                      (7,434)          -0-      (13,299)           -0-      (39,484)           -0-
  Class C                                      (9,588)          -0-      (16,579)           -0-      (28,776)           -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                   2,909,212    7,236,111    (1,238,319)    9,480,689    (2,398,032)   31,237,763
  Total increase (decrease)                 3,494,590    6,972,933      (746,310)    7,408,000     1,373,554    22,678,971

NETASSETS
  Beginning of period                       6,973,233          300    17,763,911    10,355,911    66,188,439    43,509,468
  End of period**                         $10,467,823   $6,973,233   $17,017,601   $17,763,911   $67,561,993   $66,188,439


*   Commencement of operations.

** Including undistributed net investment income of $253 and $1,815 for the Michigan and New Jersey portfolios as of September 30, 1994, respectively.

    See notes to financial statements.


23



STATEMENTS OF CHANGES IN NET ASSETS (CONT.)   ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                                      OHIO                  PENNSYLVANIA                 VIRGINIA
                                          --------------------------  --------------------------  -------------------------
                                                                                                             APRIL 29,1994*
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED        TO
                                             SEP. 30,      SEP. 30,      SEP. 30,      SEP. 30,     SEP. 30,     SEP. 30,
                                               1995          1994          1995          1994         1995         1994
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income                   $ 2,328,229   $ 2,234,378   $ 2,580,960   $ 2,357,547   $  112,959   $   26,804
  Net realized gain (loss) on investments  (2,332,469)   (3,280,561)   (1,548,029)   (3,140,943)      17,096       (5,138)
  Net change in unrealized appreciation
    (depreciation) of investments           4,348,549    (2,669,693)    3,927,440    (2,204,273)     132,592      (41,846)
  Net increase (decrease) in net
    assets from operations                  4,344,309    (3,715,876)    4,960,371    (2,987,669)     262,647      (20,180)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                  (184,425)     (116,690)     (465,490)     (341,767)     (72,700)     (22,567)
    Class B                                (1,041,482)     (802,092)   (1,330,120)   (1,028,876)     (36,282)      (3,681)
    Class C                                (1,102,322)   (1,314,567)     (785,350)     (990,266)      (3,977)        (427)
  Distributions in excess of net
    investment income
    Class A                                    (3,226)           -0-      (16,051)           -0-      (2,164)          -0-
    Class B                                   (18,217)           -0-      (45,868)           -0-      (1,080)          -0-
    Class C                                   (19,282)           -0-      (27,082)           -0-        (119)          -0-
  Net realized gain on investments
    Class A                                        -0-       (1,496)           -0-       (4,917)          -0-          -0-
    Class B                                        -0-      (12,611)           -0-      (16,713)          -0-          -0-
    Class C                                        -0-      (26,124)           -0-      (18,485)          -0-          -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease)                  (6,481,382)   25,463,451      (941,588)   26,487,307    1,509,328    1,561,341
  Total increase (decrease)                (4,506,027)   19,473,995     1,348,822    21,098,614    1,655,653    1,514,486

NET ASSETS
  Beginning of period                      49,370,833    29,896,838    50,983,135    29,884,521    1,514,786          300
  End of period**                         $44,864,806   $49,370,833   $52,331,957   $50,983,135   $3,170,439   $1,514,786


*   Commencement of operations.

** Including undistributed net investment income of $1,029 and $129 for the Ohio and Virginia portfolios as of September 30, 1994, respectively.

    See notes to financial statements.


24



NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995                            ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund II (the 'Fund') which was organized as a Massachusetts Business Trust on April 2, 1993 is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the 'Portfolios'). On February 25, March 29, April 29, and June 1, 1994, the Michigan, Massachusetts, Virginia and Arizona Portfolios, respectively, all new Portfolios of the series company, were added to the Fund. These portfolios commenced operations by the sale to Alliance Capital Management L.P. (the 'Adviser'), of 10 shares of Class A, Class B and Class C shares, respectively, in the aggregate amount of $300. Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are sold without an initial or contingent deferred sales charge. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
The Fund values municipal securities at fair value based on prices provided by a recognized pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values.

If market quotations are not readily available from such pricing service, a municipal security is valued by appraisal at its fair value as determined in good faith by the Fund's Adviser under procedures established by the Fund's Board of Trustees. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $68,000 for the Minnesota, $68,000 for the New Jersey, $87,200 for the Pennsylvania, $71,000 for the Ohio, and $72,000 for the Florida Portfolios have been deferred and are being amortized on a straight-line basis through June, 1998. Organization expenses of approximately $41,750 for the Arizona, $25,550 for the Michigan, $31,450 for the Massachusetts, and $27,200 for the Virginia Portfolios have been deferred and are being amortized on a straight-line basis through February, March, April and June, 1999, respectively.

3. TAXES
It is the intention of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND SECURITY TRANSACTIONS
Interest income is accrued daily. Security transactions are accounted for on the date the securities are purchased or sold. Security gains and losses are determined on the identified cost basis. The Fund amortizes premium and accrues original issue discount and market discount as adjustments to interest income. The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

6. RECLASSIFICATION OF NET ASSETS
As a result of book to tax differences in the classification


25



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

of short-term capital gain distributions and other items, the Fund has reclassified certain components of net assets. The reclassifications resulted in a net decrease to distributions in excess of net investment income and a corresponding decrease to additional paid-in capital for the Minnesota and Pennsylvania Portfolios of $13,234 and $31,376, respectively. Net investment income, net realized gains and net assets were not affected by these reclassifications.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has agreed, under the terms of the investment advisory agreement, to reimburse the Fund to the extent that the expenses of each of its Portfolios (exclusive of interest, taxes, brokerage, distribution fees, and extraordinary expenses) exceed the limits prescribed by any state in which that Portfolio's shares are qualified for sale. No such reimbursement was required for the year ended September 30, 1995. For the period ended September 30, 1995 the Adviser voluntarily agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $28,005; Florida Portfolio, $300,350; Massachusetts Portfolio, $21,032; Michigan Portfolio, $48,242; Minnesota Portfolio, $104,056; New Jersey Portfolio, $259,783; Ohio Portfolio, $259,072; Pennsylvania Portfolio, $147,907; and Virginia Portfolio $13,370.

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the year ended September 30, 1995, the Adviser voluntarily agreed to waive its fees for such services. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. Such expenses amounted to $73,562 for the Arizona Portfolio, $93,484 for the Massachusetts Portfolio, $29,292 for the Michigan Portfolio, $79,301 for the Minnesota Portfolio and $82,065 for the Virginia Portfolio. There was no such reimbursement for the Florida Portfolio, the New Jersey Portfolio, the Ohio Portfolio and the Pennsylvania Portfolio.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to $14,093 for the Arizona Portfolio, $21,939 for the Florida Portfolio, $13,836 for the Massachusetts Portfolio, $14,432 for the Michigan Portfolio, $16,680 for the Minnesota Portfolio, $32,067 for the New Jersey Portfolio, $21,854 for the Ohio Portfolio, $32,346 for the Pennsylvania Portfolio and $13,847 for the Virginia Portfolio.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The amount of front-end sales charges received by the Distributor from sales of each respective Portfolio's Class A shares for the year ended September 30, 1995 were: Arizona Portfolio, $3,098; Florida Portfolio, $7,186; Massachusetts Portfolio, $1,736; Michigan Portfolio, $999; Minnesota Portfolio, $1,073; New Jersey Portfolio, $6,558; Ohio Portfolio, $3,299; Pennsylvania Portfolio, $4,741; and Virginia Portfolio, $694. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class B shares for the same period were: Arizona Portfolio, $5,862; Florida Portfolio, $59,396; Massachusetts Portfolio, $6,273; Michigan Portfolio, $20,509; Minnesota Portfolio, $17,775; New Jersey Portfolio, $87,046; Ohio Portfolio, $47,836; Pennsylvania Portfolio, $68,849; and Virginia Portfolio, $240.


26



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the 'Agreement') pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C shares. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to the Class B and Class C shares, respectively. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of operations of each Portfolio the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


PORTFOLIO             CLASS B         CLASS C
----------------    ----------       --------
Arizona             $  333,848       $ 82,644
Florida                756,410        689,466
Massachusetts          293,674        250,539
Michigan               272,393        326,746
Minnesota              582,028        437,224
New Jersey           1,390,839        426,141
Ohio                   939,849        518,440
Pennsylvania         1,088,987        430,536
Virginia               276,543         35,816


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments) for the year ended September 30, 1995 were as follows:


PORTFOLIO           PURCHASES         SALES
---------------    -----------   ------------
Arizona            $ 6,373,810   $  3,811,785
Florida             93,414,385    107,718,835
Massachusetts        8,442,115      5,136,423
Michigan            15,270,377     12,299,070
Minnesota           19,819,027     21,139,563
New Jersey          55,775,712     57,700,250
Ohio                50,050,331     60,323,413
Pennsylvania        58,254,765     57,093,687
Virginia             4,219,549      2,750,256


NOTE E: TAXES
For Federal income tax purposes at September 30, 1995, the Series had capital loss carryforwards for the following Portfolios: $7,678 expiring in 2002, $5,261,151 expiring in 2003, for New Jersey Portfolio; $7,571,805 expiring in 2003, for Florida Portfolio; $3,714,202 expiring in 2003, for Ohio Portfolio; $3,137,952 expiring in 2003, for Pennsylvania Portfolio; and $1,185,373 expiring in 2003 for Minnesota Portfolio. Any net capital losses incurred after October 31 ('Post October losses') within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. Pursuant to Federal income tax regulations, the Series had net capital losses of $499,523 for Florida Portfolio, $3,382 for the Michigan Portfolio, $1,074,383 for the Minnesota Portfolio, $1,296,350 for New Jersey Portfolio, $1,898,828 for Ohio Portfolio and $1,551,030 for the Pennsylvania Portfolio which will be deferred to fiscal year 1996. These capital losses will be available in fiscal 1996 to offset capital gains and reduce amounts distributable to shareholders.


27



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

At September 30, 1995, the cost of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments for each Portfolio were as follows:

                                     GROSS           GROSS           NET
                                   UNREALIZED      UNREALIZED     UNREALIZED
PORTFOLIO            TAX COST     APPRECIATION   (DEPRECIATION)  APPRECIATION
----------------   -----------    ------------   --------------  ------------
Arizona            $ 5,696,095     $  165,559      $      -0-    $  165,559
Florida             60,792,693      1,902,389       (172,214)     1,730,175
Massachusetts        5,388,233        117,228         (2,709)       114,519
Michigan            10,198,487        337,512             -0-       337,512
Minnesota           15,717,752        907,791        (34,206)       873,585
New Jersey          63,952,197      2,930,912       (304,257)     2,626,655
Ohio                43,021,896      2,159,237        (12,662)     2,146,575
Pennsylvania        49,322,240      2,276,610        (69,195)     2,207,415
Virginia             3,006,168         90,746             -0-        90,746


NOTE F: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.
Transactions in shares of beneficial interest in each Portfolio were as follows:

                                    SHARES                    AMOUNT
                           -------------------------  -------------------------
                           YEAR ENDED   JUNE 1,1994*  YEAR ENDED   JUNE 1,1994*
                             SEP. 30,        TO         SEP. 30,        TO
ARIZONA PORTFOLIO              1995     SEP. 30,1994      1995     SEP. 30,1994
------------------------   ----------   ------------  -----------  ------------
CLASS A
Shares sold                  179,031       130,890    $1,777,357    $1,312,170
Shares issued in
  reinvestment of
  dividends                    4,255           556        42,481         5,581
Shares redeemed              (47,391)      (36,254)     (477,515)     (364,123)
Net increase                 135,895        95,192    $1,342,323    $  953,628

CLASS B
Shares sold                  161,670       204,005    $1,621,211    $2,041,252
Shares issued in
  reinvestment of
  dividends                    5,382           620        53,513         6,222
Shares redeemed              (31,136)      (32,899)     (312,965)     (329,620)
Net increase                 135,916       171,726    $1,361,759    $1,717,854

CLASS C
Shares sold                   70,824        84,517    $  699,946    $  846,679
Shares issued in
  reinvestment of
  dividends                    2,011           358        19,819         3,604
Shares redeemed              (75,752)      (35,270)     (731,150)     (354,708)
Net increase (decrease)       (2,917)       49,605    $  (11,385)   $  495,575


28



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                  SHARES                      AMOUNT
                          -------------------------  --------------------------
                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                            SEP. 30,      SEP. 30,      SEP. 30,      SEP. 30,
FLORIDA PORTFOLIO             1995          1994          1995          1994
----------------------    -----------  ------------  ------------  ------------
CLASS A
Shares sold                  509,383       728,668   $ 4,618,993   $ 7,094,881
Shares issued in
  reinvestment of
  dividends and
  distributions               28,075        19,095       254,915       147,498
Shares redeemed             (214,506)     (226,673)   (1,942,117)   (2,100,318)
Net increase                 322,952       521,090   $ 2,931,791   $ 5,142,061

CLASS B
Shares sold                  692,583     1,294,343   $ 6,210,101   $12,618,465
Shares issued in
  reinvestment of
  dividends and
  distributions               52,413        41,340       473,711       359,693
Shares redeemed             (618,576)     (241,025)   (5,601,581)   (2,271,231)
Net increase                 126,420     1,094,658   $ 1,082,231   $10,706,927

CLASS C
Shares sold                  602,179     5,942,160   $ 5,420,341   $60,522,877
Shares issued in
  reinvestment of
  dividends and
  distributions               89,459       252,842       826,873     1,666,591
Shares redeemed           (2,248,394)   (4,180,826)  (19,882,861)  (40,051,340)
Net increase (decrease)   (1,556,756)    2,014,176  $(13,635,647)  $22,138,128


                                   SHARES                      AMOUNT
                           ------------------------  --------------------------
                                          MARCH 29,                  MARCH 29,
                           YEAR ENDED       1994*     YEAR ENDED       1994*
                             SEP. 30,        TO         SEP. 30,        TO
MASSACHUSETTS PORTFOLIO        1995     SEP. 30,1994      1995     SEP. 30,1994
-------------------------  ----------  -------------  -----------  ------------
CLASS A
Shares sold                   84,385        55,665    $  846,860     $ 563,448
Shares issued in
  reinvestment of
  dividends                    1,677           237        16,995         2,437
Shares redeemed              (14,517)          (74)     (147,082)         (750)
Net increase                  71,545        55,828    $  716,773     $ 565,135

CLASS B
Shares sold                  134,315        91,592    $1,379,176     $ 928,527
Shares issued in
  reinvestment of
  dividends                    1,760           266        17,847         2,733
Shares redeemed              (40,636)      (20,162)     (402,150)     (203,542)
Net increase                  95,439        71,696    $  994,873     $ 727,718

CLASS C
Shares sold                  212,201        80,734    $2,178,365     $ 834,017
Shares issued in
  reinvestment of
  dividends                    7,004           140        71,499         1,438
Shares redeemed              (52,122)       (4,393)     (541,052)      (44,452)
Net increase                 167,083        76,481    $1,708,812     $ 791,003


29



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                  SHARES                      AMOUNT
                           ------------------------  --------------------------
                                          FEB. 25,                   FEB. 25,
                           YEAR ENDED       1994*     YEAR ENDED       1994*
                            SEP. 30,         TO         SEP. 30,        TO
MICHIGAN PORTFOLIO            1995      SEP. 30,1994      1995     SEP. 30,1994
------------------------   ----------   ------------  -----------  ------------
CLASS A
Shares sold                  276,931       273,212    $2,738,565    $2,629,744
Shares issued in
  reinvestment of
  dividends                   11,339         1,548       109,493        14,906
Shares redeemed              (41,977)      (10,308)     (385,329)      (98,466)
Net increase                 246,293       264,452    $2,462,729    $2,546,184

CLASS B
Shares sold                  156,377       216,322    $1,459,362    $2,110,827
Shares issued in
  reinvestment of
  dividends                    5,917         1,705        56,625        16,370
Shares redeemed             (106,263)      (33,913)     (978,875)     (334,671)
Net increase                  56,031       184,114    $  537,112    $1,792,526

CLASS C
Shares sold                  248,250       337,346    $2,360,494    $3,285,316
Shares issued in
  reinvestment of
  dividends                   10,635         4,444       101,189        42,627
Shares redeemed             (270,068)      (44,796)   (2,552,312)     (430,542)
Net increase (decrease)      (11,183)      296,994    $  (90,629)   $2,897,401


                                     SHARES                    AMOUNT
                           ------------------------  --------------------------
                           YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                             SEP. 30,      SEP. 30,     SEP. 30,      SEP. 30,
MINNESOTA PORTFOLIO            1995          1994         1995          1994
-----------------------   -----------   -----------  ------------  ------------
CLASS A
Shares sold                   59,025       162,212   $   535,578   $ 1,578,544
Shares issued in
  reinvestment of
  dividends                   11,459         7,074       105,730        68,488
Shares redeemed              (47,539)      (34,667)     (447,134)     (332,104)
Net increase                  22,945       134,619   $   194,174   $ 1,314,928

CLASS B
Shares sold                  216,010       473,120   $ 1,983,579   $ 4,695,988
Shares issued in
  reinvestment of
  dividends                   26,096        16,160       240,734       155,405
Shares redeemed             (142,922)      (78,972)   (1,290,257)     (779,794)
Net increase                  99,184       410,308   $   934,056   $ 4,071,599

CLASS C
Shares sold                   72,048     1,013,568   $   667,481   $10,150,228
Shares issued in
  reinvestment of
  dividends                   37,923        42,210       348,475       409,762
Shares redeemed             (373,870)     (674,735)   (3,382,505)   (6,465,828)
Net increase (decrease)     (263,899)      381,043   $(2,366,549)   $4,094,162


30



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                   SHARES                      AMOUNT
                           ------------------------  --------------------------
                           YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                             SEP. 30,      SEP. 30,     SEP. 30,      SEP. 30,
NEW JERSEY PORTFOLIO           1995          1994         1995          1994
------------------------   ----------   -----------  ------------  ------------
CLASS A
Shares sold                  426,481       659,128   $ 3,927,489   $ 6,489,472
Shares issued in
  reinvestment of
  dividends                   44,652        35,695       411,328       345,613
Shares redeemed             (288,408)     (323,450)   (2,664,713)   (2,983,190)
Net increase                 182,725       371,373   $ 1,674,104   $ 3,851,895

CLASS B
Shares sold                  921,717     1,982,961   $ 8,533,273   $19,529,992
Shares issued in
  reinvestment of
  dividends                  109,495        75,083     1,007,537       720,377
Shares redeemed             (795,035)     (221,220)   (7,215,765)   (2,079,652)
Net increase                 236,177     1,836,824   $ 2,325,045   $18,170,717

CLASS C
Shares sold                  260,713     2,378,869   $ 2,395,820   $23,979,897
Shares issued in
  reinvestment of
  dividends                   96,647        99,593       885,664       958,885
Shares redeemed           (1,074,250)   (1,621,204)   (9,678,665)  (15,723,631)
Net increase (decrease)     (716,890)      857,258   $(6,397,181)  $ 9,215,151


                                    SHARES                      AMOUNT
                           ------------------------  --------------------------
                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                             SEP. 30,      SEP. 30,      SEP. 30,      SEP. 30,
OHIO PORTFOLIO                 1995          1994          1995          1994
-----------------------    ----------   -----------  ------------  ------------
CLASS A
Shares sold                  187,714       272,769   $ 1,745,161   $ 2,671,686
Shares issued in
  reinvestment of
  dividends and
  distributions               14,798        13,279       136,073       133,480
Shares redeemed              (75,120)      (78,425)     (655,825)     (773,132)
Net increase                 127,392       207,623   $ 1,225,409   $ 2,032,034

CLASS B
Shares sold                  418,493     1,569,467   $ 3,836,071   $15,405,470
Shares issued in
  reinvestment of
  dividends and
  distributions               88,923        54,953       811,788       528,310
Shares redeemed             (455,507)     (261,093)   (4,110,296)   (2,508,640)
Net increase                  51,909     1,363,327   $   537,563   $13,425,140

CLASS C
Shares sold                  184,387     2,571,690   $ 1,674,321   $25,742,850
Shares issued in
  reinvestment of
  dividends and
  distributions               83,246        93,045       763,381       897,192
Shares redeemed           (1,189,899)   (1,702,639)  (10,682,056)  (16,633,765)
Net increase (decrease)     (922,266)      962,096   $(8,244,354)  $10,006,277


31



NOTES TO FINANCIAL STATEMENTS (CONTINUED)     ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

                                    SHARES                      AMOUNT
                           ------------------------  --------------------------
                           YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                             SEP. 30,      SEP. 30,     SEP. 30,      SEP. 30,
PENNSYLVANIA PORTFOLIO         1995          1994         1995          1994
------------------------   ----------   -----------  ------------  ------------
CLASS A
Shares sold                  300,278       451,850   $ 2,762,892   $ 4,391,724
Shares issued in
  reinvestment of
  dividends and
  distributions               29,254        20,521       269,638       198,538
Shares redeemed             (203,919)     (100,517)   (1,876,487)     (951,523)
Net increase                 125,613       371,854   $ 1,156,043   $ 3,638,739

CLASS B
Shares sold                  680,168     1,747,883   $ 6,247,762   $17,173,230
Shares issued in
  reinvestment of
  dividends and
  distributions               91,028        55,570       839,841       537,680
Shares redeemed             (603,060)     (198,944)   (5,537,065)   (1,919,722)
Net increase                 168,136     1,604,509   $ 1,550,538   $15,791,188

CLASS C
Shares sold                  395,768     1,946,256   $ 3,738,239   $19,563,260
Shares issued in
  reinvestment of
  dividends and
  distributions               56,156        72,010       512,839       699,308
Shares redeemed             (873,994)   (1,357,821)   (7,899,247)  (13,205,188)
Net increase (decrease)     (422,070)      660,445   $(3,648,169)  $ 7,057,380


                                    SHARES                   AMOUNT
                           ------------------------  --------------------------
                                          APRIL 29,                  APRIL 29,
                           YEAR ENDED       1994*      YEAR ENDED      1994*
                             SEP. 30,        TO          SEP. 30,       TO
VIRGINIA PORTFOLIO             1995     SEP. 30,1994       1995    SEP. 30,1994
-----------------------    ----------   ------------  -----------  ------------
CLASS A
Shares sold                   78,719       127,630      $791,882    $1,274,133
Shares issued in
  reinvestment of
  dividends                    6,335         1,375        62,455        13,695
Shares redeemed              (33,609)         (195)     (331,886)       (1,892)
Net increase                  51,445       128,810      $522,451    $1,285,936

CLASS B
Shares sold                   96,151        22,803      $942,868    $  229,130
Shares issued in
  reinvestment of
  dividends                    2,972           248        29,586         2,472
Shares redeemed               (6,267)           -0-      (58,483)           -0-
Net increase                  92,856        23,051      $913,971    $  231,602

CLASS C
Shares sold                   10,903         4,367      $105,949    $   43,576
Shares issued in
  reinvestment of
  dividends                      306            23         3,042           227
Shares redeemed               (3,732)           -0-      (36,085)           -0-
Net increase                   7,477         4,390      $ 72,906    $   43,803


*  Commencement of operations


32



FINANCIAL HIGHLIGHTS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  ARIZONA PORTFOLIO
                                             CLASS A             CLASS B
                                       ------------------- --------------------
                                                   JUNE 1,              JUNE 1
                                                    1994*               1994*
                                       YEAR ENDED    TO    YEAR ENDED     TO
                                         SEP. 30, SEP. 30,  SEP. 30,   SEP. 30,
                                           1995     1994      1995      1994

Net asset value, beginning of period     $ 9.77   $10.00    $ 9.77   $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                       .56**    .20**     .49**    .18**
Net realized and unrealized gain (loss)
  on investments                            .53     (.23)      .53     (.24)
Net increase (decrease) in net asset
  value from operations                    1.09     (.03)     1.02     (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income       (.56)    (.20)     (.49)    (.17)
Distributions in excess of
  net investment income                    (.01)      -0-     (.01)      -0-
Total dividends and distributions          (.57)    (.20)     (.50)    (.17)
Net asset value, end of period           $10.29    $9.77    $10.29    $9.77

TOTAL RETURN
Total investment return based on
  net asset value (b)                     11.56%    (.35)%   10.78%    (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                        $2,379     $930    $3,166   $1,677
Ratio to average net assets of:
  Expenses, net of waivers/reimbursement    .78%     .78%(a)  1.48%    1.48%(a)
  Expenses, before waivers/reimbursements  4.88%    7.71%(a)  5.58%    8.41%(a)
  Net investment income, net of
    waivers/reimbursements                 5.56%    5.82%(a)  4.89%    5.13%(a)
Portfolio turnover rate                      85%      81%       85%      81%


                                                                CLASS C
                                                         ----------------------
                                                                   JUNE 1,1994*
                                                         YEAR ENDED     TO
                                                           SEP. 30,  SEP. 30,
                                                             1995      1994
                                                         ----------  ----------
Net asset value, beginning of period                        $9.77    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         .49**     .17**
Net realized and unrealized gain (loss) on investments        .54      (.23)
Net increase (decrease) in net asset value from operations   1.03      (.06)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                         (.49)     (.17)
Distributions in excess of net investment income             (.01)       -0-
Total dividends and distributions                            (.50)     (.17)
Net asset value, end of period                             $10.30     $9.77

TOTAL RETURN
Total investment return based on net asset value (b)        10.89%     (.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                    $481      $485
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                    1.48%     1.48%(a)
  Expenses, before waivers/reimbursements                    5.58%     8.41%(a)
  Net investment income, net of waivers/reimbursements       4.90%     4.70%(a)
Portfolio turnover rate                                        85%       81%


See footnote summary on page 42.


33



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    FLORIDA PORTFOLIO
                                                          ------------------------------------------------------------------------
                                                                       CLASS A                             CLASS B
                                                          ----------------------------------  ------------------------------------
                                                                              JUNE 25,1993*                          JUNE 25,1993*
                                                           YEAR ENDED SEP. 30,      TO         YEAR ENDED SEP. 30,       TO
                                                          --------------------   SEP. 30,    -----------------------   SEP. 30,
                                                             1995       1994       1993           1995        1994       1993
                                                          ---------  ---------  ------------  ----------  ----------  ------------
Net asset value, beginning of period                        $8.89     $10.25     $10.00          $8.89      $10.25     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         .55**      .55**      .16**          .47**       .48**      .14**
Net realized and unrealized gain (loss) on investments        .69      (1.35)       .25            .70       (1.35)       .25
Net increase (decrease) in net asset value from operations   1.24       (.80)       .41           1.17        (.87)       .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                         (.55)      (.55)      (.16)          (.47)       (.48)      (.14)
Distributions in excess of net investment income               -0-        -0-        -0-          (.01)         -0-        -0-
Distributions from net realized gains                          -0-      (.01)        -0-            -0-       (.01)        -0-
Total dividends and distributions                            (.55)      (.56)      (.16)          (.48)       (.49)      (.14)
Net asset value, end of period                              $9.58      $8.89     $10.25          $9.58       $8.89     $10.25

TOTAL RETURN
Total investment return based on net asset value (b)        14.44%     (8.03)%     4.10%         13.56%      (8.72)%     3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                 $11,956     $8,227     $4,145        $20,660     $18,048     $9,588
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                     .73%       .38%        -0-%(a)      1.42%       1.08%       .61%(a)
  Expenses, before waivers/reimbursements                    1.33%      1.27%      1.30%(a)       2.03%       1.98%      2.00%(a)
  Net investment income, net of waivers/reimbursements       5.91%      5.70%      5.44%(a)       5.22%       4.99%      4.74%(a)
Portfolio turnover rate                                       146%       185%        82%           146%        185%        82%


                                                          CLASS C
                                               --------------------------------
                                                                  JUNE 25,1993*
                                               YEAR ENDED SEP. 30,      TO
                                               -------------------   SEP. 30,
                                                 1995       1994       1993
                                               --------  ---------  -----------
Net asset value, beginning of period            $8.89     $10.25     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .47**      .48**      .14**
Net realized and unrealized gain (loss)
  on investments                                  .70      (1.35)       .25
Net increase (decrease) in net asset value
  from operations                                1.17       (.87)       .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             (.47)      (.48)      (.14)
Distributions in excess of net
  investment income                              (.01)        -0-        -0-
Distributions from net realized gains              -0-      (.01)        -0-
Total dividends and distributions                (.48)      (.49)      (.14)
Net asset value, end of period                  $9.58     $ 8.89     $10.25

TOTAL RETURN
Total investment return based on
  net asset value (b)                           13.56%     (8.72)%     3.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $30,787    $42,405    $28,249
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        1.42%      1.08%       .61%(a)
  Expenses, before waivers/reimbursements        2.03%      1.97%      2.00%(a)
  Net investment income, net of waivers/
    reimbursements                               5.27%      4.97%      4.74%(a)
Portfolio turnover rate                           146%       185%        82%


See footnote summary on page 42.


34



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            MASSACHUSETTS PORTFOLIO
                                           CLASS A               CLASS B
                                   ----------------------- --------------------
                                                MARCH 29,             MARCH 29,
                                                  1994*                1994*
                                   YEAR ENDED      TO     YEAR ENDED     TO
                                     SEP. 30,   SEP. 30,    SEP. 30,  SEP. 30,
                                       1995       1994        1995     1994
                                   ----------  ----------- --------- ----------
Net asset value, beginning of
  period                             $10.12     $10.00      $10.12   $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                   .58**      .31**       .52**    .27**
Net realized and unrealized gain
  on investments                        .41        .11         .39      .11
Net increase in net asset value
  from operations                       .99        .42         .91      .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income   (.58)      (.30)       (.52)    (.26)
Distributions in excess of net
  investment income                    (.03)        -0-       (.02)      -0-
Total dividends and distributions      (.61)      (.30)       (.54)    (.26)
Net asset value, end of period       $10.50     $10.12      $10.49   $10.12

TOTAL RETURN
Total investment return based on
  net asset value (b)                 10.19%      4.14%       9.32%    3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                    $1,337       $565      $1,754     $725
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                      .60%       .60%(a)    1.30%    1.30%(a)
  Expenses, before waivers/
    reimbursements                     6.44%     13.20%(a)    7.14%   13.90%(a)
  Net investment income, net of
    waivers/reimbursements             5.67%      5.98%(a)    4.90%    5.13%(a)
Portfolio turnover rate                 155%       146%        155%     146%


                                                                 CLASS C
                                                          ---------------------
                                                                      MARCH 29,
                                                                       1994*
                                                         YEAR ENDED     TO
                                                           SEP. 30,   SEP. 30,
                                                             1995      1994
                                                          ---------  ----------
Net asset value, beginning of period                       $10.12    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         .52**     .25**
Net realized and unrealized gain on investments               .39       .13
Net increase in net asset value from operations               .91       .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                         (.52)     (.26)
Distributions in excess of net investment income             (.02)       -0-
Total dividends and distributions                            (.54)     (.26)
Net asset value, end of period                             $10.49    $10.12

TOTAL RETURN
Total investment return based on net asset value (b)         9.32%     3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                  $2,556      $774
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                    1.30%     1.30%(a)
  Expenses, before waivers/reimbursements                    7.14%    13.90%(a)
  Net investment income, net of waivers/reimbursements       4.85%     4.00%(a)
Portfolio turnover rate                                       155%      146%


See footnote summary on page 42.


35



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                MICHIGAN PORTFOLIO
                                           CLASS A               CLASS B
                                   ----------------------- --------------------
                                                FEB. 25,              FEB. 25,
                                                  1994*                 1994*
                                   YEAR ENDED      TO     YEAR ENDED     TO
                                     SEP. 30,   SEP. 30,    SEP. 30,  SEP. 30,
                                       1995       1994        1995     1994
                                    ---------  -----------  -------- ----------
Net asset value, beginning of
  period                             $ 9.35     $10.00      $ 9.35   $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                   .52**      .33**       .45**    .29**
Net realized and unrealized gain
  (loss) on investments                 .78       (.65)        .78     (.65)
Net increase (decrease) in net
  asset value from operations          1.30       (.32)       1.23     (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income   (.52)      (.33)       (.45)    (.29)
Distributions in excess of net
  investment income                    (.03)        -0-       (.03)      -0-
Total dividends and distributions      (.55)      (.33)       (.48)    (.29)
Net asset value, end of period       $10.10      $9.35      $10.10    $9.35

TOTAL RETURN
Total investment return based on
  net asset value (b)                 14.40%     (3.24)%     13.58%   (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                    $5,158     $2,473      $2,424   $1,722
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                     1.36%       .93%(a)    2.06%    1.63%(a)
  Expenses, before waivers/
    reimbursements                     3.43%      3.97%(a)    4.12%    4.67%(a)
  Net investment income, net of
    waivers/reimbursements             5.27%      5.83%(a)    4.57%    4.93%(a)
Portfolio turnover rate                 151%       222%        151%     222%


                                                                CLASS C
                                                          ---------------------
                                                                     FEB. 25,
                                                                       1994*
                                                          YEAR ENDED    TO
                                                            SEP. 30,  SEP. 30,
                                                              1995     1994
                                                           --------- ----------
Net asset value, beginning of period                         $9.35   $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          .45**    .29**
Net realized and unrealized gain (loss) on investments         .78     (.65)
Net increase (decrease) in net asset value from operations    1.23     (.36)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                          (.45)    (.29)
Distributions in excess of net investment income              (.03)      -0-
Total dividends and distributions                             (.48)    (.29)
Net asset value, end of period                              $10.10    $9.35

TOTAL RETURN
Total investment return based on net asset value (b)         13.58%   (3.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                   $2,886   $2,778
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                     2.06%    1.63%(a)
  Expenses, before waivers/reimbursements                     4.13%    4.67%(a)
  Net investment income, net of waivers/reimbursements        4.69%    4.92%(a)
Portfolio turnover rate                                        151%     222%


See footnote summary on page 42.


36



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              MINNESOTA PORTFOLIO
                                                        --------------------------------------------------------------------
                                                                  CLASS A                             CLASS B
                                                        ---------------------------------  ---------------------------------
                                                                            JUNE 25,1993*                      JUNE 25,1993*
                                                        YEAR ENDED SEP. 30,      TO        YEAR ENDED SEP. 30,       TO
                                                        -------------------   SEP. 30,     --------------------   SEP. 30,
                                                          1995       1994       1993          1995       1994       1993
                                                       ---------  ---------  ------------  ---------  ---------  -----------
Net asset value, beginning of period                    $ 9.19     $10.28     $10.00        $ 9.18     $10.28     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      .53**      .55**      .15**         .46**      .48**      .13**
Net realized and unrealized gain (loss) on investments     .32      (1.09)       .28           .33      (1.10)       .28
Net increase (decrease) in net asset value from
  operations                                               .85       (.54)       .43           .79       (.62)       .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                      (.53)      (.55)      (.15)         (.46)      (.48)      (.13)
Distributions in excess of net investment income          (.02)        -0-        -0-         (.02)        -0-        -0-
Total dividends and distributions                         (.55)      (.55)      (.15)         (.48)      (.48)      (.13)
Net asset value, end of period                           $9.49     $ 9.19     $10.28        $ 9.49     $ 9.18     $10.28

TOTAL RETURN
Total investment return based on net asset value (b)      9.63%     (5.35)%     4.34%         8.90%     (6.15)%     4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $2,414     $2,125       $994        $7,299     $6,150     $2,665
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                  .71%       .09%        -0-%(a)     1.42%       .80%       .43%(a)
  Expenses, before waivers/reimbursements                 2.30%      2.12%      1.89%(a)      3.02%      2.83%      2.59%(a)
  Net investment income, net of waivers/reimbursements    5.71%      5.71%      5.20%(a)      4.97%      5.00%      4.50%(a)
Portfolio turnover rate                                    117%       143%        61%          117%       143%        61%


                                                          CLASS C
                                              ---------------------------------
                                                                  JUNE 25,1993*
                                              YEAR ENDED SEP. 30,        TO
                                              --------------------   SEP. 30,
                                                 1995       1994       1993
                                              ---------  ---------  -----------
Net asset value, beginning of period           $ 9.19     $10.27     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .46**      .48**      .13**
Net realized and unrealized gain (loss)
  on investments                                  .33      (1.08)       .27
Net increase (decrease) in net asset value
  from operations                                 .79       (.60)       .40

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             (.46)      (.48)      (.13)
Distributions in excess of net investment
  income                                         (.02)        -0-        -0-
Total dividends and distributions                (.48)      (.48)      (.13)
Net asset value, end of period                 $ 9.50     $ 9.19     $10.27

TOTAL RETURN
Total investment return based on
  net asset value (b)                            8.89%     (5.95)%     4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $7,305     $9,489     $6,697
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        1.41%       .79%       .43%(a)
  Expenses, before waivers/reimbursements        3.00%      2.82%      2.59%(a)
  Net investment income, net of waivers/
    reimbursements                               5.05%      4.90%      4.50%(a)
Portfolio turnover rate                           117%       143%        61%


See footnote summary on page 42.


37



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              NEW JERSEY PORTFOLIO
                                                        --------------------------------------------------------------------
                                                                  CLASS A                             CLASS B
                                                        ---------------------------------  ---------------------------------
                                                                           JUNE 25,1993*                       JUNE 25,1993*
                                                        YEAR ENDED SEP. 30,      TO        YEAR ENDED SEP. 30,      TO
                                                        -------------------   SEP. 30,     --------------------   SEP. 30,
                                                          1995       1994       1993          1995       1994       1993
                                                       ---------  ---------  ------------  ---------  ---------  -----------
Net asset value, beginning of period                    $ 9.07     $10.29     $10.00        $ 9.07     $10.28     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      .54**      .55**      .15**         .47**      .48**      .13**
Net realized and unrealized gain (loss) on investments     .59      (1.22)       .29           .60      (1.21)       .28
Net increase (decrease) in net asset value from
  operations                                              1.13       (.67)       .44          1.07       (.73)       .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                      (.54)      (.55)      (.15)         (.47)      (.48)      (.13)
Distributions in excess of net investment income          (.01)        -0-        -0-         (.01)        -0-        -0-
Total dividends and distributions                         (.55)      (.55)      (.15)         (.48)      (.48)      (.13)
Net asset value, end of period                          $ 9.65     $ 9.07     $10.29        $ 9.66     $ 9.07     $10.28

TOTAL RETURN
Total investment return based on net asset value (b)     12.91%     (6.67)%     4.44%        12.15%     (7.28)%     4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $11,612     $9,257     $6,679       $34,695    $30,459    $15,637
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                  .82%       .20%        -0-%(a)     1.53%       .91%       .63%(a)
  Expenses, before waivers/reimbursements                 1.35%      1.33%      1.29%(a)      2.06%      2.03%      1.99%(a)
  Net investment income, net of waivers/reimbursements    5.73%      5.65%      5.37%(a)      5.03%      4.96%      4.67%(a)
Portfolio turnover rate                                     86%       171%        47%           86%       171%        47%


                                                          CLASS C
                                              ---------------------------------
                                                                  JUNE 25,1993*
                                              YEAR ENDED SEP. 30,       TO
                                              --------------------   SEP. 30,
                                                 1995       1994       1993
                                              ---------  ---------  -----------
Net asset value, beginning of period           $ 9.07     $10.28     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .47**      .48**      .13**
Net realized and unrealized gain (loss)
  on investments                                  .60      (1.21)       .28
Net increase (decrease) in net asset value
  from operations                                1.07       (.73)       .41

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             (.47)      (.48)      (.13)
Distributions in excess of net
  investment income                              (.01)        -0-        -0-
Total dividends and distributions                (.48)      (.48)      (.13)
Net asset value, end of period                 $ 9.66     $ 9.07     $10.28

TOTAL RETURN
Total investment return based on net
  asset value (b)                               12.14%     (7.28)%     4.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $21,255    $26,472    $21,193
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        1.52%       .90%       .63%(a)
  Expenses, before waivers/reimbursements        2.06%      2.02%      1.99%(a)
  Net investment income, net of waivers/
  reimbursements                                 5.09%      4.93%      4.67%(a)
Portfolio turnover rate                            86%       171%        47%


See footnote summary on page 42.


38



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    OHIO PORTFOLIO
                                                        --------------------------------------------------------------------
                                                                   CLASS A                             CLASS B
                                                        ---------------------------------  ---------------------------------
                                                                            JUNE 25,1993*                      JUNE 25,1993*
                                                        YEAR ENDED SEP. 30,      TO         YEAR ENDED SEP. 30,      TO
                                                        -------------------    SEP. 30,     --------------------   SEP. 30,
                                                         1995       1994        1993         1995       1994        1993
                                                        --------  ---------  ------------  ---------  ---------  -----------
Net asset value, beginning of period                    $ 9.06     $10.26     $10.00        $ 9.06     $10.26     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      .54**      .55**      .15**         .47**      .48**      .13**
Net realized and unrealized gain (loss) on investments     .48      (1.19)       .26           .49      (1.19)       .26
Net increase (decrease) in net asset value from
  operations                                              1.02       (.64)       .41           .96       (.71)       .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                      (.54)      (.55)      (.15)         (.47)      (.48)      (.13)
Distributions in excess of net investment income          (.01)        -0-        -0-         (.01)        -0-        -0-
Distributions from net realized gains                       -0-      (.01)        -0-           -0-      (.01)        -0-
Total dividends and distributions                         (.55)      (.56)      (.15)         (.48)      (.49)      (.13)
Net asset value, end of period                          $ 9.53     $ 9.06     $10.26        $ 9.54     $ 9.06     $10.26

TOTAL RETURN
Total investment return based on net asset value (b)     11.63%     (6.44)%     4.15%        10.88%     (7.13)%     3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $4,170     $2,810     $1,050       $21,821    $20,267     $8,952
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                  .75%       .04%        -0-%(a)     1.46%       .74%       .17%(a)
  Expenses, before waivers/reimbursements                 1.51%      1.42%      1.32%(a)      2.21%      2.13%      2.02%(a)
  Net investment income, net of waivers/reimbursements    5.74%      5.67%      5.30%(a)      5.08%      4.95%      4.60%(a)
Portfolio turnover rate                                    108%       161%        55%          108%       161%        55%


                                                          CLASS C
                                               --------------------------------
                                                                  JUNE 25,1993*
                                               YEAR ENDED SEP. 30,      TO
                                               -------------------    SEP. 30,
                                                 1995       1994        1993
                                               --------  ---------  -----------
Net asset value, beginning of period           $ 9.06     $10.26     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .47**      .48**      .13**
Net realized and unrealized gain (loss)
  on investments                                  .49      (1.19)       .26
Net increase (decrease) in net asset value
  from operations                                 .96       (.71)       .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             (.47)      (.48)      (.13)
Distributions in excess of net investment
  income                                         (.01)        -0-        -0-
Distributions from net realized gains              -0-      (.01)        -0-
Total dividends and distributions                (.48)      (.49)      (.13)
Net asset value, end of period                 $ 9.54     $ 9.06     $10.26

TOTAL RETURN
Total investment return based on net asset value (b)10.88% (7.13)%     3.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $18,874    $26,294    $19,894
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        1.45%       .74%       .17%(a)
  Expenses, before waivers/reimbursements        2.20%      2.12%      2.02%(a)
  Net investment income, net of waivers/
    reimbursements                               5.14%      4.89%      4.60%(a)
Portfolio turnover rate                           108%       161%        55%


See footnote summary on page 42.


39



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             PENNSYLVANIA PORTFOLIO
                                                        --------------------------------------------------------------------
                                                                  CLASS A                             CLASS B
                                                        ---------------------------------  ---------------------------------
                                                                            JUNE 25,1993*                      JUNE 25,1993*
                                                        YEAR ENDED SEP. 30,      TO         YEAR ENDED SEP. 30,      TO
                                                        -------------------  SEP. 30,       -------------------   SEP. 30,
                                                          1995       1994       1993          1995       1994       1993
                                                        --------  ---------  ------------  ---------  ---------  -----------
Net asset value, beginning of period                     $9.18     $10.25     $10.00         $9.18     $10.25     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      .54**      .56**      .16**         .47**      .49**      .14**
Net realized and unrealized gain (loss) on investments     .48      (1.06)       .25           .49      (1.06)       .25
Net increase (decrease) in net asset value from
  operations                                              1.02       (.50)       .41           .96       (.57)       .39

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                      (.54)      (.56)      (.16)         (.47)      (.49)      (.14)
Distributions in excess of net investment income          (.02)        -0-        -0-         (.02)        -0-        -0-
Distributions from net realized gains                       -0-      (.01)        -0-           -0-      (.01)        -0-
Total dividends and distributions                         (.56)      (.57)      (.16)         (.49)      (.50)      (.14)
Net asset value, end of period                           $9.64      $9.18     $10.25         $9.65      $9.18     $10.25

TOTAL RETURN
Total investment return based on net asset value (b)     11.53%     (5.02)%     4.12%        10.78%     (5.72)%     3.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $8,721     $7,149     $4,170       $28,559    $25,637    $12,173
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                 1.00%       .45%        -0-%(a)     1.71%      1.16%       .40%(a)
  Expenses, before waivers/reimbursements                 1.47%      1.46%      1.31%(a)      2.17%      2.16%      2.01%(a)
  Net investment income, net of waivers/reimbursements    5.78%      5.73%      5.67%(a)      5.09%      5.01%      4.97%(a)
Portfolio turnover rate                                    114%       156%        75%          114%       156%        75%


                                                          CLASS C
                                               --------------------------------
                                                                  JUNE 25,1993*
                                               YEAR ENDED SEP. 30,      TO
                                               -------------------   SEP. 30,
                                                 1995       1994       1993
                                               --------  ---------  -----------
Net asset value, beginning of period           $ 9.18     $10.24     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .47**      .49**      .14**
Net realized and unrealized gain (loss)
  on investments                                  .49      (1.05)       .24
Net increase (decrease) in net asset value
  from operations                                 .96       (.56)       .38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             (.47)      (.49)      (.14)
Distributions in excess of net investment
  income                                         (.02)        -0-        -0-
Distributions from net realized gains              -0-      (.01)        -0-
Total dividends and distributions                (.49)      (.50)      (.14)
Net asset value, end of period                 $ 9.65     $ 9.18     $10.24

TOTAL RETURN
Total investment return based on
  net asset value (b)                           10.78%     (5.63)%     3.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $15,052    $18,198    $13,541
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements        1.70%      1.15%       .40%(a)
  Expenses, before waivers/reimbursements        2.17%      2.15%      2.01%(a)
  Net investment income, net of waivers/
    reimbursements                               5.09%      4.99%      4.97%(a)
Portfolio turnover rate                           114%       156%        75%


See footnote summary on page 42.


40



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                              VIRGINIA PORTFOLIO
                                -----------------------------------------------
                                        CLASS A                 CLASS B
                                -----------------------  ----------------------
                                           APRIL 29,1994*        APRIL 29,1994*
                                YEAR ENDED       TO      YEAR ENDED     TO
                                  SEP. 30,    SEP. 30,    SEP. 30,   SEP. 30,
                                    1995       1994         1995       1994
                                  --------  -----------  ---------  -----------
Net asset value, beginning of
  period                           $9.69     $10.00        $9.69     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                .56**      .24**        .49**      .22**
Net realized and unrealized gain
  (loss) on investments              .61       (.31)         .61       (.32)

Net increase (decrease) in net
  asset value from operations       1.17       (.07)        1.10       (.10)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment
  income                            (.56)      (.24)        (.49)      (.21)
Distributions in excess of
  net investment income             (.01)        -0-        (.01)        -0-
Total dividends and distributions   (.57)      (.24)        (.50)      (.21)
Net asset value, end of period    $10.29      $9.69       $10.29      $9.69

TOTAL RETURN
Total investment return based
  on net asset value (b)           12.46%      (.71)%      11.67%     (1.01)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                 $1,855     $1,249       $1,193       $224
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                   .67%       .57%(a)     1.37%      1.27%(a)
  Expenses, before waivers/
    reimbursements                  8.96%     12.29%(a)     9.66%     12.99%(a)
  Net investment income, net
    of waivers/reimbursements       5.59%      5.62%(a)     4.80%      4.97%(a)
Portfolio turnover rate              128%        65%         128%        65%


                                                               CLASS C
                                                        -----------------------
                                                                 APRIL 29,1994*
                                                        YEAR ENDED      TO
                                                          SEP. 30,   SEP. 30,
                                                            1995       1994
                                                          --------  -----------
Net asset value, beginning of period                       $9.70     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        .49**      .21**
Net realized and unrealized gain (loss) on investments       .60       (.30)
Net increase(decrease) in net asset value from operations.  1.09       (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                        (.49)      (.21)
Distributions in excess of net investment income            (.01)        -0-
Total dividends and distributions                           (.50)      (.21)
Net asset value, end of period                            $10.29      $9.70

TOTAL RETURN
Total investment return based on net asset value (b)       11.56%      (.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                   $122        $43
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements                   1.37%      1.27%(a)
  Expenses, before waivers/reimbursements                   9.66%     12.99%(a)
  Net investment income, net of waivers/reimbursements      4.81%      4.67%(a)
Portfolio turnover rate                                      128%        65%


See footnote summary on page 42.


41



FINANCIAL HIGHLIGHTS (CONTINUED)              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

FOOTNOTE SUMMARY

 *   Commencement of operations.

**   Net of fee waived and expenses reimbursed by the Adviser.

(a)  Annualized.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.


42



REPORT OF ERNST &YOUNG LLP,
INDEPENDENT AUDITORS                          ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES ALLIANCE MUNICIPAL INCOME FUND II
We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios), as of September 30, 1995, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 1995, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


Ernst  &Young LLP
New York, New York
November 8, 1995


FEDERAL TAX INFORMATION (UNAUDITED)
In accordance with the Federal Requirements, the Fund designates substantially all the dividends paid from investment income-net during the fiscal year ended September 30, 1995 as 'exempt-interest dividends.' As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 1995 calendar year early in 1996.


43



                                              ALLIANCE MUNICIPAL INCOME FUND II
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREEN (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
EUGENE F. O'NEIL (1)
ROBERT C. WHITE (1)

OFFICERS
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
DAVID DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
PATRICK J. FARRELL, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


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ALLIANCE MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY  10105
(800) 221-5672

ALLIANCECAPITAL
MUTUAL FUNDS WITHOUT THE MYSTERY.

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNIIIAR